Reportable Segments (Details 2)	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Product sales information
Total product sales	100.00%	100.00%	100.00%
Coffee [Member]
Product sales information
Total product sales	44.00%	40.00%	25.00%
Peanut Butter [Member]
Product sales information
Total product sales	12.00%	12.00%	14.00%
Fruit Spreads [Member]
Product sales information
Total product sales	8.00%	8.00%	9.00%
Shortening and oils [Member]
Product sales information
Total product sales	7.00%	8.00%	11.00%
Baking Mixes And Frostings [Member]
Product sales information
Total product sales	6.00%	6.00%	8.00%
Canned Milk [Member]
Product sales information
Total product sales	5.00%	5.00%	7.00%
Flour and baking ingredients [Member]
Product sales information
Total product sales	5.00%	5.00%	7.00%
Portion Control [Member]
Product sales information
Total product sales	3.00%	3.00%	4.00%
Juices And Beverages [Member]
Product sales information
Total product sales	3.00%	3.00%	3.00%
Uncrustables Frozen Sandwiches [Member]
Product sales information
Total product sales	2.00%	3.00%	3.00%
Toppings And Syrups [Member]
Product sales information
Total product sales	2.00%	2.00%	3.00%
Other Product [Member]
Product sales information
Total product sales	3.00%	5.00%	6.00%